CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 1,012	$ 684	$ (31)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	253	202	162
Share-based compensation	72	66	71
Deferred taxes	38	(109)	28
Excess and obsolete inventory and inventory related charges	30	30	54
Non-cash restructuring and asset impairment charges	10	26	39
Net gain on sale of investments	(6)	(2)	0
Net (gain) loss on sale of assets and divestitures	2	(127)	(6)
Net pension curtailment and settlement gains	(1)	0	(16)
Other	9	0	2
Changes in assets and liabilities:
Accounts receivable, net	11	(166)	193
Inventory	(208)	(51)	47
Accounts payable	(35)	113	(7)
Employee compensation and benefits	24	17	(86)
Interest rate swap proceeds	65	0	43
Other assets and liabilities	(16)	35	(85)
Net cash provided by operating activities	1,260	718	408
Cash flows from investing activities:
Investments in property, plant and equipment	(188)	(121)	(128)
Proceeds from the sale of property, plant and equipment	18	7	1
Purchase of investment securities	0	0	(30)
Proceeds from the sale of investment securities	16	38	94
Proceeds from divestitures, net	1	205	45
Change in restricted cash, cash equivalents and investments, net	1,545	10	16
Purchase of minority interest	0	0	(10)
Acquisitions of businesses and intangible assets, net of cash acquired	(98)	(1,313)	(2)
Net cash provided by (used in) investing activities	1,294	(1,174)	(14)
Cash flows from financing activities:
Issuance of common stock under employee stock plans	304	299	71
Treasury stock repurchases	(497)	(411)	(157)
Proceeds from credit facility	0	0	325
Repayment of credit facility	0	0	(325)
Issuance of senior notes	0	747	748
Debt issuance costs	0	(5)	(5)
Repayment of debts	(1,500)	(29)	0
Net cash provided by (used in) financing activities	(1,693)	601	657
Effect of exchange rate movements	17	25	23
Net increase in cash and cash equivalents	878	170	1,074
Cash and cash equivalents at beginning of year	2,649	2,479	1,405
Cash and cash equivalents at end of year	$ 3,527	$ 2,649	$ 2,479